Offerings - Offering: 1	Jan. 30, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Amount Registered | shares	30,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.0315
Maximum Aggregate Offering Price	$ 945,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 130.50
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional securities which may be offered and issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions. The amount registered represents Ordinary Shares reserved for issuance upon the exercise of awards that may be granted under the plan to which this Registration Statement relates. The security class title is American Depository Shares, or ADSs, evidenced by American Depository Receipts, or ADRs, issuable upon deposit of Ordinary Shares, no par value, of Foresight Autonomous Holdings Ltd., are registered on a separate Registration Statement on Form F-6 (File No. 333-217881). Each ADS represents thirty (30) Ordinary Shares. The proposed maximum offering price per share is based on the number of Ordinary Shares which may be issued under the Registrant’s 2024 Global Equity Incentive Plan that this Registration Statement on Form S-8 relates to and is estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee based upon the average of the high and low sales price of the ADSs as reported on the Nasdaq Capital Market on January 27, 2026.